Average Annual Total Returns - TCW Conservative Allocation Fund	Mar. 01, 2021
40% S&P 500 Index/60% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	12.53%	[1]
5 Years	8.94%	[1]
10 Years	8.01%	[1]
Class N
Average Annual Return:
1 Year	13.94%
5 Years	6.62%
10 Years	5.95%
Class I
Average Annual Return:
1 Year	14.24%
5 Years	7.01%
10 Years	6.34%
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	13.69%
5 Years	5.32%
10 Years	5.10%
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	8.56%
5 Years	4.86%
10 Years	4.63%

[1]

The S&P 500 Index is a capitalization-weighted index of 500 U.S. leading companies designed to measure the performance of large-cap U.S. equities. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).